Retirement Plans, Change in Projected Benefit Obligations and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Defined Contribution 401 (k) Retirement Plan [Abstract]
Defined contribution plan expense	$ 40	$ 26	$ 20
Change in Projected Benefit Obligations (PBO) [Roll Forward]
Service cost	1	2	0
Interest cost	26	17	11
Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at beginning of period	1,065
Plan assets at end of period	1,091	1,065
Net unrealized losses in accumulated other comprehensive loss	(180)
Amount expected to be amortized from accumulated other comprehensive loss in fiscal 2021	8
Defined Benefit Pension Plans [Member]
Change in Projected Benefit Obligations (PBO) [Roll Forward]
PBO at beginning of period	1,377	307
Acquisition	0	1,019
Service cost	1	2
Interest cost	26	17
Currency	44	(34)
Actuarial loss (gain)	64	94
Benefit settlements	(22)	0
Benefits paid	(49)	(28)
PBO at end of period	1,441	1,377	307
Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at beginning of period	1,065	277
Acquisition	0	772
Currency	31	(25)
Return on assets	41	62
Contributions	25	7
Benefit settlements	(22)	0
Benefits paid	(49)	(28)
Plan assets at end of period	1,091	1,065	277
Underfunded status	(350)	(312)
Defined Benefit Pension Plans [Member] | North America [Member]
Change in Projected Benefit Obligations (PBO) [Roll Forward]
PBO at beginning of period	344	307
Acquisition	0	0
Service cost	0	0
Interest cost	10	12
Currency	0	0
Actuarial loss (gain)	30	42
Benefit settlements	(6)	0
Benefits paid	(17)	(17)
PBO at end of period	361	344	307
Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at beginning of period	269	277
Acquisition	0	0
Currency	0	0
Return on assets	22	9
Contributions	0	0
Benefit settlements	(6)	0
Benefits paid	(17)	(17)
Plan assets at end of period	268	269	277
Underfunded status	(93)	(75)
Defined Benefit Pension Plans [Member] | UK [Member]
Change in Projected Benefit Obligations (PBO) [Roll Forward]
PBO at beginning of period	827	0
Acquisition	0	810
Service cost	0	0
Interest cost	15	4
Currency	31	(24)
Actuarial loss (gain)	41	44
Benefit settlements	0	0
Benefits paid	(26)	(7)
PBO at end of period	888	827	0
Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at beginning of period	729	0
Acquisition	0	702
Currency	27	(22)
Return on assets	21	51
Contributions	18	5
Benefit settlements	0	0
Benefits paid	(26)	(7)
Plan assets at end of period	769	729	0
Underfunded status	(119)	(98)
Defined Benefit Pension Plans [Member] | Mainland Europe [Member]
Change in Projected Benefit Obligations (PBO) [Roll Forward]
PBO at beginning of period	206	0
Acquisition	0	209
Service cost	1	2
Interest cost	1	1
Currency	13	(10)
Actuarial loss (gain)	(7)	8
Benefit settlements	(16)	0
Benefits paid	(6)	(4)
PBO at end of period	192	206	0
Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at beginning of period	67	0
Acquisition	0	70
Currency	4	(3)
Return on assets	(2)	2
Contributions	7	2
Benefit settlements	(16)	0
Benefits paid	(6)	(4)
Plan assets at end of period	54	67	$ 0
Underfunded status	(138)	$ (139)
Defined Benefit Pension Plans [Member] | Germany [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Underfunded status	$ (97)